Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	Jun. 24, 2013	Oct. 02, 2013 Subsequent Event
Subsequent Event [Line Items]
Stock issued during period, value, other		$ 1,725,000
Stock issued during period, shares, other	11,250	690,000
Sale of stock, price per share		$ 2.50
Sale of stock price per unit		$ 5.00
Number of shares per unit		2
Payments for offering cost		220,000
Sale of stock, consideration received on transaction		$ 1,505,000